PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                              STRONG ENDEAVOR FUND
                                 INVESTOR CLASS

Supplement to the Prospectus dated May 1, 2001, as supplemented on July 31, 2001


Effective September 11, 2001, Mr. D. Paul Berg and Mr. Thomas J. Pence co-manage the fund. Mr. Berg's and Mr. Pence's biographies can be found on page six of the Prospectus.


          The date of this Prospectus Supplement is September 21, 2001.







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